FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2023	December 31, 2022
Designated derivative instruments - short-term assets:
Interest rate swaps	1,219	1,229
Non-designated derivative instruments - short-term assets:
Interest rate swaps	136	707
Total derivative instruments - short-term assets	1,355	1,936

Designated derivative instruments - long-term assets:
Interest rate swaps	9,921	12,963
Non-designated derivative instruments - long-term assets:
Interest rate swaps	13,796	13,753
Total derivative instruments - long-term assets	23,717	26,716

(in thousands of $)	June 30, 2023	December 31, 2022
Designated derivative instruments - short-term liabilities:
Cross currency interest rate swaps	9,457	2,260
Cross currency swaps	15,659	14,601
Non-designated derivative instruments - short-term liabilities:
Cross currency swaps	114	—
Total derivative instruments - short-term liabilities	25,230	16,861

Designated derivative instruments - long-term liabilities:
Cross currency interest rate swaps	—	4,054
Cross currency swaps	12,416	10,233
Non-designated derivative instruments - long-term liabilities:
Cross currency swaps	—	70
Total derivative instruments - long-term liabilities	12,416	14,357

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK400 million*	US$48.1 million	September 2018	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

*Originally NOK700 million. NOK300 million was cancelled during the six months ended June 30, 2023.

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023		December 31, 2022
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	5,866	5,866	7,283	7,283
NOK700 million senior unsecured floating rate bonds due 2023	37,933	38,123	71,243	71,421
NOK700 million senior unsecured floating rate bonds due 2024	64,775	65,585	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	54,989	56,020	60,048	60,348
4.875% senior unsecured convertible bonds due 2023	—	—	137,900	137,211
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	144,255	150,000	144,188
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000	—	—
Derivatives:
Interest rate/currency swap contracts - short-term receivables	1,355	1,355	1,936	1,936
Interest rate/currency swap contracts - long-term receivables	23,717	23,717	26,716	26,716
Interest rate/currency swap contracts - short-term payables	25,230	25,230	16,861	16,861
Interest rate/currency swap contracts - long-term payables	12,416	12,416	14,357	14,357

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The fair values of financial assets and liabilities as of June 30, 2023, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2023	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity securities	5,866	5,866
Interest rate/ currency swap contracts, short-term receivables	1,355		1,355
Interest rate/ currency swap contracts, long-term receivables	23,717		23,717
Total assets	30,938	5,866	25,072	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	38,123	38,123
NOK700 million senior unsecured floating rate bonds due 2024	65,585	65,585
NOK600 million senior unsecured floating rate bonds due 2025	56,020	56,020
7.25% senior unsecured sustainability-linked bonds due 2026	144,255	144,255
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
Interest rate/currency swap contracts, short-term payables	25,230		25,230
Interest rate/currency swap contracts, long-term payables	12,416		12,416
Total liabilities	491,629	453,983	37,646	—

Schedule of concentration of revenue risk
There could also be a concentration of revenue risk with the below customers to whom the Company earns the largest proportion of revenues from, or has chartered multiple vessels.

Charterer	Number of vessels/rigs chartered as of June 30, 2023	% of consolidated operating revenues (Six months ended June 30, 2023)	Number of vessels/rigs chartered as of June 30, 2022	% of consolidated operating revenues (Six months ended June 30, 2022)
Maersk A/S (“Maersk”)	16	31%	15	31%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”)	6	15%	6	17%
Conocophillips Skandinavia AS ("Conocophillips")**	1	11%	N/A	N/A
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)	7	9%	7	9%
Golden Ocean Group Limited (“Golden Ocean”)*	8	8%	8	9%
MSC	9	1%	9	1%
* Additionally see Note 17: Related Party Transactions.
** In September 2022, the drilling rig Linus was redelivered from Seadrill to the Company. Concurrently, the drilling contract of Linus with ConocoPhillips was assigned from Seadrill to the Company.